Offerings - Offering: 1	Aug. 15, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 30,514,142.20
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,671.72
Offering Note	The transaction valuation is estimated for purposes of calculating the amount of the filing fee only. The transaction valuation was estimated by multiplying (A) [26,305,295], being the number of issued and outstanding common shares, par value euro 0.12 of per share (the "Shares") in the capital of LAVA Therapeutics N.V., a public limited liability company (naamloze vennootschap) incorporated under the Laws of the Netherlands ("LAVA"); and (B) $1.16, being the total consideration expected to be paid per Share in the Offer (including the value of any non-cash consideration). All Share amounts are based on information provided by LAVA as of August 13, 2025. The amount of the filing fee was calculated in accordance with Rule 0-11 of the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory #1 for fiscal year 2025 beginning on October 1, 2024, issued on August 20, 2024, by multiplying the transaction valuation by 0.00015310 (which equals a fee of $153.10 for each $1,000,000 of the aggregate amount of the transaction valuation).